Schedule of changes in equity attributable to non-controlling shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2019	R$ 291,407	R$ 345,798	R$ 303,289
Net income (loss)	96,029	5,548	72,923
Other comprehensive income	144	(207)	(601)
Additional dividends proposed		(51,799)	(3,335)
Dividends	(49,369)	(7,933)	(31,352)
Gain with interest variation in Subsidiary			4,874
Balance as of December 31, 2021	338,211	291,407	345,798
Compagas [Member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2019	242,578	273,580	212,962
Net income (loss)	48,800	28,898	84,758
Other comprehensive income	144	(168)	(626)
Additional dividends proposed		(51,799)
Dividends	(42,653)	(7,933)	(23,514)
Gain with interest variation in Subsidiary
Balance as of December 31, 2021	248,869	242,578	273,580
Elejor [Member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2019	4,046	12,858	16,193
Net income (loss)	(16,331)	(8,812)	7,838
Other comprehensive income
Additional dividends proposed			(3,335)
Dividends			(7,838)
Gain with interest variation in Subsidiary
Balance as of December 31, 2021	(12,285)	4,046	12,858
U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2019	44,783	59,360	74,134
Net income (loss)	63,560	(14,538)	(19,673)
Other comprehensive income		(39)	25
Additional dividends proposed
Dividends	(6,716)
Gain with interest variation in Subsidiary			4,874
Balance as of December 31, 2021	R$ 101,627	R$ 44,783	R$ 59,360